Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Depreciation and amortization		$ 77,000	$ 87,000
Impairment of long lived assets		$ 0	$ 0
Cash Equivalents [Member]
Summary Of Significant Accounting Policies [Line Items]
Liquid instrument maturity period	Three months or less	Three months or less
Short-term Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Liquid instrument maturity period	Over three months to one year	Three months to one year